ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
ACCRUED LIABILITIES
7. ACCRUED LIABILITIES

Accrued liabilities as of December 31, 2013 and 2012 consist of the following:

	2013	2012

Accrued compensation and related benefits	$439,156	$304,772
Accrued research and development expense	316,099	713,099
Accrued liquidated damages	-	594,288
Accrued other expense	170,000	40,000

Total accrued liabilities	$925,255	$1,652,159